Income Tax - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ 4,208		¥ 3,650,782	¥ 3,926,702
Deferred income tax benefits	1,217,929	$ 170,016	86,082	(1,304,011)
Income tax expenses	¥ 1,222,137	$ 170,604	¥ 3,736,864	¥ 2,622,691